Equity	6 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
Equity

NOTE 8 - EQUITY:

a.	Composition

	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	June 30, 2022		December 31, 2021
Ordinary shares of no-par value	75,000,000	30,447,035	75,000,000	30,000,339

b.	Shares issuance to service providers During the six months ended June 30, 2022, the Company issued 140,135 ordinary shares to service providers for a total estimated fair value of $104 thousand.